Investments Investments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 position	Dec. 31, 2012 position	Dec. 31, 2011
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 11,697,394,000	$ 11,333,431,000
Available-for-sale Securities, Fair Value Disclosure	12,110,755,000	12,380,071,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1,396	567
Proceeds From Sale Of Available For Sale Securities Sold At Loss	1,104,000,000	828,000,000	476,600,000
Available-for-sale Securities, Gross Realized Losses	60,575,000	27,474,000	26,996,000
Securities For Reverse Repurchase Agreements	344,200,000	342,000,000
Mortgage Loan Percent Of Invested Assets	7.70%	7.00%
Policy Loans Percent Of Invested Assets	3.80%	3.90%
Funds Withheld At Interest Percent Of Invested Assets	17.80%	17.00%
Percentage Of Total Gross Unrealized Losses	100.00%	100.00%
Funds withheld at interest	5,771,467,000	5,594,182,000
Funds Held Under Reinsurance Agreements Asset Specific Client	4,100,000,000
Funds Withheld At Interest Investment Yield	9.68%	6.97%	6.87%
Other Invested Assets Percent Of Invested Assets	4.10%	3.50%
Non-Income Producing Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	38,500,000	54,200,000
Available-for-sale Securities, Fair Value Disclosure	47,600,000	58,500,000
Canadian Province Of Onatio Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,222,300,000	1,400,000,000
Canadian Province Of Quebec Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,389,100,000	1,785,000,000
Collateral Pledged Fixed Maturity Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	57,200,000	16,900,000
Available-for-sale Securities, Fair Value Disclosure	58,000,000	17,000,000
Collateral Received Fixed Maturity Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	94,100,000	95,600,000
Available For Sale Securities Amortized Cost [Member]
Investment Narrative [Line Items]
Securities Borrowed	93,000,000	87,500,000
Amortized Cost (Member)
Investment Narrative [Line Items]
Securities Sold Under Agreements To Repurchase	300,300,000	290,200,000
Transfer to Investments	5,406,898,000
Estimate of Fair Value Measurement [Member]
Investment Narrative [Line Items]
Securities Sold Under Agreements To Repurchase	310,800,000	305,900,000
Transfer to Investments	5,457,290,000
Mortgage Receivable [Member]
Investment Narrative [Line Items]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	$ 0	$ 16,886,000